Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 22	0.44% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,372,706,857
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%

Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 35	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,372,706,857
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%

Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 29	0.57% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 1,372,706,857
Holdings Count | Holding	348
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to low est credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the
s
ame methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to low est credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the
s
ame methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%

[1]	Annualized.